UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2012

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Hnilo
Title: Chief Compliance Officer
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ James Hnilo, CHICAGO, IL   November 14, 2012

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5
Form 13F Information Table Value Total:  199618
					 (x1000)

List of Other Included Managers:  None


NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE       S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M             H O
                                    AMT        N       TION    GR            A N

DOLLAR THR COM   256743105 28095    347232     SH      DEFINED 01 347232     0 0
EL PASO CO COM   28336L109 2326     78700      SH CALL DEFINED 01 78700      0 0
EL PASO CO COM   28336L109 6356     215100     SH PUT  DEFINED 01 215100     0 0
EL PASO CO COM   28336L109 119266   4036069    SH      DEFINED 01 4036069    0 0
MOTOROLA M COM   620097105 43575    1110462    SH      DEFINED 01 1110462    0 0